Investments and assets and liabilities held for sale	6 Months Ended
Jun. 30, 2018
Investments and assets and liabilities held for sale [Abstract]
Investments and assets and liabilities held for sale
9.	Investments and assets and liabilities held for sale

9.1.	Investments

Investments are classified as follows:

	June 30, 2018	December 31, 2017
Investments	9,240	7,206

Total investments	9,240	7,206

Presented in discontinued operations (Note 9.2)	(28,523)	(23,787)
Investments, net	(19,283)	(16,581)

9.2.	Assets and liabilities held for sale

Discontinued operations are comprised by:

	June 30, 2018	December 31, 2017
a) Statement of profit and loss
Doña Juana (9.2.1)	(5,109)	687

Total	(5,109)	687

b) Assets
Leccaros (9.2.2)	-	6,580

c) Liabilities
Doña Juana (9.2.1)	28,523	23,787

9.2.1.	Doña Juana

At December 31, 2017, the Company classified Doña Juana as an asset held for sale in accordance with IFRS 5. After the investment in Doña Juana was classified as held for sale, the Company accounts for such investment under the equity method in accordance with IAS 28. When the Company received the first payment from USA Global for Doña Juana acquisition, the composition of Doña Juana’s management completely changed, and then the Company ceased to control of this entity.

For the periods ended on June 30, 2018 and 2017, Doña Juana’s statement of profit and loss was as follows:

	June 30,
	2018	2017
Revenues from services rendered	28,586	35,810
Cost of services	(24,292)	(25,556)
Gross profit	4,294	10,254

General and administrative expenses	(5,978)	(2,971)
Other operating income (expenses)	(5,805)	(968)
Finance income (costs)	(2,070)	(2,564)
Current and deferred income and social contribution taxes	(458)	41
(Loss) profit for the period	(10,017)	3,792

Main classes of assets and liabilities of Doña Juana classified as held for sale at June 30, 2018 and December 31, 2017 are as follows:

	June 30, 2018	December 31, 2017
Assets
Current assets
Cash and cash equivalents	2,705	3,092
Trade accounts receivable	10,891	7,581
Taxes recoverable	297	436
Advances to suppliers	2,038	4,305
Other current assets	3,179	2,818
Total current assets	19,110	18,232

Non-current assets
Property, plant and equipment	654	8,862
Intangible assets	9,386	6,821
Other non-current assets	13,695	49
Total non-current assets	23,735	15,732
Total assets	42,845	33,964

	June 30, 2018	December 31, 2017
Liabilities
Current liabilities
Loans and financing	34,675	29,714
Trade accounts payable	24,064	21,481
Labor payable	1,423	863
Tax liabilities	8,022	6,010
Other current liabilities	18,416	10,367
Total current liabilities	86,600	68,435

Capital	6,858	6,858
Other comprehensive income	458	(275)
Accumulated losses	(51,071)	(41,054)
Total equity (capital deficiency)	(43,755)	(34,471)
Total liabilities and equity	42,845	33,964

Net cash flows incurred by Doña Juana are as follows:

	Six months period ended June 30,
	2018	2017
Operating activities	11,746	16,081
Investing activities	(15,058)	(6,677)
Financing activities	2,925	(5,457)
Net cash generated/(used)	(387)	3,947

a)	The breakdown of the investment in Doña Juana is as follows:

	Six months period ended June 30,
	2018	2017
Doña Juana’s equity	(43,755)	(32,222)

Investment - Estre Ambiental - 51% (interest)	(22,316)	(16,433)
Advances received	(6,207)	(5,856)
Total	(28,523)	(22,289)

9.2.2	Disposal of interest in Leccaros Participações S.A.

On April 23, 2018, the Company completed the sale of its 50% interest in Leccaros Participações S.A. (“Leccaros”), for a total selling price of R$22,067, of which R$10,000 in cash was received upon closing the transaction and R$12,067 will be received in 12 equal monthly instalments. Leccaros owned a single asset represented by a land located in São Paulo state and did not have any operations. The net assets of Leccaros as of December 31, 2017, amounted to R$6,580 (R$3,283 attributable to equity holders of the parent) which was classified as an asset held for sale. The transaction resulted in a gain on sale of R$37,567 (gain of R$18,784 attributable to equity holders of the parent).